Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our Board of Directors has adopted a Policy for Recovery of Erroneously Awarded Compensation (the “Clawback Policy”) that is applicable to our current and former executive officers, and such other of our senior executive team as may be determined. If we determine that we must restate our financial results as reported in a periodic or other report filed with the SEC to correct an accounting error due to material noncompliance with any financial reporting requirement under the U.S. securities laws, our Board of Directors must recover all incentive compensation, both cash and equity-based, awarded or paid to an executive officer covered by the Clawback Policy to the extent any such compensation would not have been awarded or paid to such officer based on the restated financial results during the three completed fiscal years preceding the date on which the Company is required to prepare the restatement. A copy of the Clawback Policy is filed as Exhibit 99.7 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.